INTANGIBLE ASSETS (Details 1) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019		$ 654,728
2020		656,521
2021		653,855
2022		652,874
2023		652,358
Thereafter		4,341,583
Total Intangible Assets	$ 7,446,891	$ 7,611,918	$ 14,087,602